SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%

Asia - 21.9%

Australia - 4.7%
Atlassian Corp. *	1,425	302,399
BHP Group, Ltd., ADR	4,200	203,868
Lynas Rare Earths, Ltd. *	46,625	204,143
Macquarie Group, Ltd.	2,225	276,894
Rio Tinto, PLC, ADR	4,400	264,352
Westpac Banking Corp.	4,425	88,179

		1,339,835

China/Hong Kong - 2.4%
AIA Group, Ltd.	32,200	243,750
Baidu, Inc., ADR *	1,075	98,932
ENN Energy Holdings, Ltd.	18,400	152,081
Ping An Insurance Group Co. of China, Ltd.	33,500	199,960

		694,723

India - 0.6%
HDFC Bank, Ltd., ADR	2,400	159,456

Japan - 8.7%
Keyence Corp.	1,000	393,210
Mitsubishi Heavy Industries, Ltd.	6,100	104,759
Recruit Holdings Co., Ltd.	11,200	580,286
Sony Group Corp., ADR	35,325	896,902
Terumo Corp.	24,800	466,638

		2,441,795

Singapore - 3.9%
DBS Group Holdings, Ltd.	17,160	589,297
Singapore Technologies Engineering, Ltd.	104,800	526,322

		1,115,619

South Korea - 0.6%
Samsung Electronics Co., Ltd., GDR	185	182,208

Taiwan - 1.0%
Hon Hai Precision Industry Co., Ltd., GDR	11,750	104,320
Taiwan Semiconductor Co., ADR	1,000	166,000

		270,320

Europe - 62.3%

Belgium - 2.6%
D’ieteren Group	2,150	370,362
UCB SA	2,025	356,531

		726,893

Denmark - 2.0%
Ascendis Pharma A/S, ADR *	1,000	155,860
Novo Nordisk A/S, ADR	5,825	404,488

		560,348

France - 9.9%
AXA SA	11,750	502,028
Dassault Systemes SE	11,700	445,451
Elis SA	12,125	270,783
Safran SA	2,590	681,904
Schneider Electric SE	3,970	916,456

		2,816,622

Name of Issuer	Quantity	Fair Value ($)

Germany - 9.1%
Allianz SE	2,250	861,097
Deutsche Post AG	6,550	281,213
Infineon Technologies AG	5,950	198,343
Muenchener Rueckversicherungs AG	800	505,377
Siemens AG	3,100	715,933

		2,561,963

Ireland - 3.0%
Accenture, PLC	550	171,622
CRH, PLC	2,800	246,316
Linde, PLC	500	232,820
STERIS, PLC	825	186,986

		837,744

Netherlands - 3.5%
Adyen NV *, [4]	84	128,755
ASML Holding NV	1,025	679,195
Stellantis NV	16,375	183,564

		991,514

Spain - 3.3%
Cellnex Telecom SA [4]	5,200	184,854
Iberdrola SA	45,900	741,197

		926,051

Sweden - 1.2%
Evolution AB, ADR	2,325	173,282
Hexagon AB	16,200	173,174

		346,456

Switzerland - 8.0%
Galderma Group AG *	1,350	142,782
Lonza Group AG	590	364,484
Nestle SA	3,600	363,804
On Holding AG *	8,625	378,810
Partners Group Holding AG	490	697,369
TE Connectivity, PLC	1,100	155,452
Zurich Insurance Group AG	255	177,992

		2,280,693

United Kingdom - 19.7%
AstraZeneca, PLC, ADR	10,125	744,187
BAE Systems, PLC	28,250	570,438
Coca-Cola Europacific Partners, PLC	5,400	469,962
Compass Group, PLC	10,625	351,436
Diageo, PLC, ADR	1,840	192,814
Entain, PLC	27,600	208,530
London Stock Exchange Group, PLC	4,200	623,815
Man Group, PLC	93,600	240,212
Reckitt Benckiser Group, PLC	3,100	209,624
RELX, PLC	9,750	490,048
Rentokil Initial, PLC	47,250	214,427
Shell, PLC, ADR	12,250	897,680
Smith & Nephew, PLC	25,250	355,079

		5,568,252

Latin America - 1.1%

Argentina - 1.1%
Globant SA *	2,050	241,326

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

MercadoLibre, Inc. *	40	78,035

		319,361

North America - 12.2%

Canada - 4.5%
Alimentation Couche-Tard, Inc.	7,400	364,948
Colliers International Group, Inc.	1,600	194,080
Lululemon Athletica, Inc. *	600	169,836
Waste Connections, Inc.	2,750	536,772

		1,265,636

United States - 7.7%
Broadcom, Inc.	10,250	1,716,158
Euronet Worldwide, Inc. *	1,375	146,919
Mondelez International, Inc.	4,800	325,680

		2,188,757

Total Common Stocks (cost: $17,513,318)		27,594,246

Investment Companies 0.5%
iShares MSCI India ETF (cost $95,267)	3,200	164,735

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $413,076)	413,076	413,076

Total Investments in Securities - 99.5% (cost $18,021,661)		28,172,057

Other Assets and Liabilities, net - 0.5%		133,798

Net Assets - 100.0%		$28,305,855

*	Non-income producing security.
4

144A Restricted Security. The total value of such securities as of March 31, 2025 was $313,609 and represented 1.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	319,361	—	—	319,361
Australia	770,619	569,216	—	1,339,835
Belgium	—	726,893	—	726,893
Canada	1,265,636	—	—	1,265,636
China/Hong Kong	98,932	595,791	—	694,723
Denmark	560,348	—	—	560,348
France	—	2,816,622	—	2,816,622
Germany	—	2,561,963	—	2,561,963
India	159,456	—	—	159,456
Ireland	837,744	—	—	837,744
Japan	896,902	1,544,893	—	2,441,795
Netherlands	862,759	128,755	—	991,514
Singapore	—	1,115,619	—	1,115,619
South Korea	—	182,208	—	182,208
Spain	—	926,051	—	926,051
Sweden	173,282	173,174	—	346,456
Switzerland	677,044	1,603,649	—	2,280,693
Taiwan	166,000	104,320	—	270,320
United Kingdom	2,304,643	3,263,609	—	5,568,252
United States	2,188,757	—	—	2,188,757
Investment Companies	164,735	—	—	164,735
Short-Term Securities	413,076	—	—	413,076
Total:	11,859,294	16,312,763	—	28,172,057

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2025	3